Share-based payment (Details) - Schedule of weighted average assumptions applied to options - $ / shares			12 Months Ended
		Nov. 02, 2018	Dec. 31, 2020		Dec. 31, 2018
Share-based payment (Details) - Schedule of weighted average assumptions applied to options [Line Items]
Risk-free interest rate	[1]		3.55%
Expected dividend yield	[2]		0.00%
Volatility		48.00%	51.70%	[3]
Exercise multiple (in Dollars per share)	[4]		$ 2.2
Life of options	[5]		10 years
Fair value of underlying ordinary shares (in Dollars per share)	[6]		$ 515.4
Minimum [Member]
Share-based payment (Details) - Schedule of weighted average assumptions applied to options [Line Items]
Risk-free interest rate	[1]				1.54%
Volatility	[3]				50.20%
Exercise multiple (in Dollars per share)	[4]				$ 2.2
Fair value of underlying ordinary shares (in Dollars per share)	[6]				$ 976.98
Maximum [Member]
Share-based payment (Details) - Schedule of weighted average assumptions applied to options [Line Items]
Risk-free interest rate	[1]		1.61%
Volatility	[3]		51.80%
Exercise multiple (in Dollars per share)	[4]		$ 2.8
Fair value of underlying ordinary shares (in Dollars per share)	[6]		$ 1,316.4

[1]	Risk-free interest rate Risk-free interest rate was estimated based on the market yield of US Government Bond with maturity close to the expected term of the options, plus country risk spread.
[2]	Expected dividend yield The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.
[3]	Volatility The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.
[4]	Exercise multiple Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.
[5]	Life of options Life of options was extracted from option agreements.
[6]	Fair value of underlying ordinary shares The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser.